Estimated Future Amortization Expense of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2014	$ 2,142
2015	2,023
2016	1,899
2017	1,817
2018	1,817
Thereafter	6,493
Total estimated future amortization expense	$ 16,191	$ 19,211